Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Cash flows from (used in) operating activities
Net income	$ 4,615	$ 3,336	$ 12,909	$ 17,258
Adjustments to determine net cash flows from (used in) operating activities
Gain on sale of Schwab shares	0	0	0	(9,159)
Provision for (recovery of) credit losses	917	971	2,957	3,524
Depreciation	357	327	1,041	1,012
Amortization of other intangibles	234	201	657	582
Net securities loss/(gain)	(12)	372	(14)	1,574
Share of net income from investment in Schwab	0	0	0	(305)
Deferred taxes	(453)	(440)	(302)	(967)
Changes in operating assets and liabilities
Interest receivable and payable	110	(284)	(117)	(1,129)
Obligations related to securities sold under repurchase agreements	10,540	20,456	7,782	5,958
Securities purchased under reverse repurchase agreements	(11,248)	(11,804)	15,710	(20,063)
Obligations related to securities sold short	(369)	(2,895)	(1,871)	1,143
Trading loans, securities, and other	13,547	(10,677)	2,003	(29,909)
Loans net of securitization and sales	(27,681)	(635)	(41,015)	9,875
Deposits	21,471	(6,485)	(776)	(9,068)
Derivatives	(4,444)	1,805	(1,131)	5,773
Non-trading financial assets at fair value through profit or loss	(1,439)	1,159	(2,139)	(500)
Financial assets and liabilities designated at fair value through profit or loss	(9,253)	633	15,302	(13,447)
Securitization liabilities	1,436	1,385	3,357	4,255
Current income taxes	32	129	(695)	370
Amounts receivable and payable from brokers, dealers, and clients	1,943	(283)	1,372	(3,935)
Other, including unrealized foreign currency translation loss/(gain)	(6,163)	(18,963)	1,936	(23,075)
Net cash from (used in) operating activities	(5,860)	(21,692)	16,966	(60,233)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	0	27	1,000	2,156
Redemption or repurchase of subordinated notes and debentures	0	(194)	(1,263)	(3,188)
Common shares issued, net of issuance costs	47	57	183	119
Repurchase of common shares, including tax on net value of share repurchases	(2,394)	(1,561)	(7,445)	(4,132)
Preferred shares and other equity instruments issued, net of issuance costs	1,246	0	1,246	748
Redemption of preferred shares and other equity instruments	0	(350)	0	(850)
Sale of treasury shares and other equity instruments	4,972	3,269	11,651	11,010
Purchase of treasury shares and other equity instruments	(4,971)	(3,295)	(11,699)	(11,066)
Dividends paid on shares and distributions paid on other equity instruments	(1,934)	(1,886)	(5,834)	(5,693)
Repayment of lease liabilities	(186)	(504)	(517)	(1,013)
Net cash from (used in) financing activities	(3,220)	(4,437)	(12,678)	(11,909)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	9,101	24,672	5,642	53,801
Activities in financial assets at fair value through other comprehensive income
Purchases	(14,003)	(25,139)	(35,765)	(67,952)
Proceeds from maturities	7,928	8,413	21,192	26,536
Proceeds from sales	1,305	10,755	4,017	13,125
Activities in debt securities at amortized cost
Purchases	(7,640)	(12,460)	(33,885)	(41,797)
Proceeds from maturities	12,431	12,520	33,838	38,532
Proceeds from sales	1,456	7,808	1,859	29,743
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(731)	(575)	(1,886)	(1,508)
Net cash acquired from divestitures	0	133	0	20,760
Net cash from (used in) investing activities	9,847	26,127	(4,988)	71,240
Effect of exchange rate changes on cash and due from banks	187	18	0	(18)
Net increase (decrease) in cash and due from banks	954	16	(700)	(920)
Cash and due from banks at beginning of period	5,858	5,501	7,512	6,437
Cash and due from banks at end of period	6,812	5,517	6,812	5,517
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	759	1,081	3,571	3,868
Amount of interest paid during the period	11,291	13,228	34,893	42,684
Amount of interest received during the period	19,940	20,824	59,438	64,055
Amount of dividends received during the period	$ 903	$ 758	$ 2,367	$ 2,105